Employee benefits (Details 11) - Industrias Quimicas Falcon de Mexico Pension plan [Member] - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of defined benefit plans [line items]
Defined benefit obligations at the beginning of the year	₨ 271	₨ 307
Current service cost	15	16	₨ 13
Interest on defined obligations	27	24
Re-measurements due to:
Actuarial loss/(gain) due to change in financial assumptions	(27)	(40)
Actuarial loss/(gain) due to change in demographic	(3)
Actuarial loss/(gain) due to experience changes	32	3
Benefits paid	(74)	(58)
Foreign exchanges differences	50	19
Defined benefit obligations at the end of the year	₨ 291	₨ 271	₨ 307